Income Taxes - Schedule of Significant Components of the Companys Deferred Tax Assets (Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating loss carryforwards - Federal	$ 21,544	$ 16,776
Capitalized research and development	3,517	3,768
Research and development tax credits	5,627	3,593
Net operating loss carryforwards - State	4,708	3,752
Net operating loss carryforwards - Foreign	2,760	1,894
Stock-based compensation	3,677
Other	85	1,219
Fixed assets and intangibles	725	0
Total deferred tax assets, gross:	42,643	31,002
Valuation allowance	(42,529)	(30,134)
Total deferred tax assets, net:	114
Fixed assets and intangibles	0	(868)
Right of Use Asset	(108)	0
Unrealized Gain or Loss	(6)	0
Total deferred tax liabilities:	(114)	(868)
Deferred tax assets, net:	$ 0	$ 0